Intangible assets - Allocation of goodwill (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about intangible assets [line items]
Goodwill	$ 1,010	$ 1,055
Europe
Disclosure of detailed information about intangible assets [line items]
Goodwill	570	618
Americas
Disclosure of detailed information about intangible assets [line items]
Goodwill	$ 440	$ 437